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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21076

Registrant Name: PIMCO Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2008

Date of Reporting Period: February 29, 2008

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Income Fund II Schedule of Investments
February 29, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
MUNICIPAL BONDS & NOTES—95.9%
	Alabama—3.6%
$10,000	Birmingham Baptist Medical Centers Special Care Facs.
	Financing Auth. Rev., 5.00%, 11/15/30, Ser. A	Baa1/NR	$8,231,800
18,000	Birmingham Waterworks & Sewer Board Rev.,
	5.25%, 1/1/33, Ser. B, (Pre-refunded @ $100, 1/1/13) (MBIA) (a) (f)	Aaa/AAA	19,385,640
1,750	Huntsville Health Care Auth. Rev.,
	5.75%, 6/1/32, Ser. B, (Pre-refunded @ $101, 6/1/12) (a)	A2/NR	1,921,045
16,580	Jefferson Cnty. Sewer Rev.,
	4.75%, 2/1/38, Ser. B, (Pre-refunded @ $100, 8/1/12) (FGIC)(a)	Aaa/AAA	17,446,471
2,650	Tuscaloosa Educational Building Auth. Rev., Stillman College,
	5.00%, 6/1/26	NR/BBB-	2,172,205
			49,157,161

	Alaska—0.6%
5,900	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	4,655,808
3,550	State Housing Finance Corp. Rev., 5.25%, 6/1/32, Ser. C (MBIA)	Aaa/AAA	3,309,700
			7,965,508

	Arizona—5.7%
	Health Facs. Auth. Rev.,
6,500	Beatitudes Project, 5.20%, 10/1/37	NR/NR	5,052,645
1,300	Hospital System, 5.75%, 12/1/32, (Pre-refunded @ $101, 12/1/12) (a)	NR/BBB	1,437,059
	Pima Cnty. Industrial Dev. Auth. Rev.,
30,200	5.00%, 9/1/39	Aa2/AA	27,909,330
3,500	5.50%, 7/1/37 (b)	NR/BBB-	2,959,635
33,000	Salt River Project Agricultural Improvement & Power Dist. Rev.,
	5.00%, 1/1/37, Ser. A (f)	Aa1/AA	31,731,480
10,500	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	Aa3/AA-	8,490,300
			77,580,449

	Arkansas—0.1%
13,000	Arkansas Dev. Finance Auth. Rev., zero coupon, 7/1/46 (AMBAC)	Aaa/NR	1,408,420

	California—2.8%
9,610	Alameda Corridor Transportation Auth. Rev.,
	zero coupon, 10/1/16, Ser. A (AMBAC)	Aaa/AAA	6,367,298
	Golden State Tobacco Securitization Corp. Rev., Ser. A-1,
6,000	5.00%, 6/1/33	Baa3/BBB	4,980,600
3,300	6.25%, 6/1/33	Aaa/AAA	3,607,164
9,000	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (a)	Aaa/AAA	10,295,730
1,000	Rancho Cucamonga Community Facs. Dist., Special Tax,
	6.30%, 9/1/23, Ser. A	NR/NR	991,420
4,000	Southern California Public Power Auth. Transmission Project Rev.,
	zero coupon, 7/1/13	Aa3/A+	3,239,800
4,700	Statewide Community Dev. Auth. Rev., Baptist Univ.,
	9.00%, 11/1/17, Ser. B (b)	NR/NR	5,033,982
4,430	Univ. of California Rev., 4.75%, 5/15/37, Ser. C (MBIA)	Aaa/AAA	3,887,546
			38,403,540

	Colorado—5.1%
30,000	Dawson Ridge Dist. No. 1, GO, zero coupon, 10/1/22, Ser. A	Aaa/NR	13,899,300
	E-470 Public Highway Auth. Rev., Ser. B (MBIA),
20,000	zero coupon, 9/1/35	Aaa/AAA	3,282,800
15,000	zero coupon, 9/1/37	Aaa/AAA	2,161,350

PIMCO Municipal Income Fund II Schedule of Investments
February 29, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Colorado (continued)
	Health Facs. Auth. Rev.,
$1,000	American Baptist Homes, 5.90%, 8/1/37, Ser. A	NR/NR	$863,560
25,000	Catholic Health Initiatives, 5.50%, 3/1/32	Aa2/AA	26,645,000
18,305	Exempla, Inc., 5.625%, 1/1/33, Ser. A	A1/A-	17,721,070
6,500	Liberty Height, zero coupon, 7/15/22	Aaa/AAA	3,023,995
2,000	Housing & Finance Auth. Rev., Evergreen Country Day School,
	5.875%, 6/1/37 (b)	NR/BB	1,784,680
			69,381,755

	District of Columbia—1.3%
17,500	Washington D.C. Convention Center Auth. Tax Rev.,
	4.75%, 10/1/28, (Pre-refunded @ $100, 10/1/08) (AMBAC) (a)	Aaa/AAA	17,687,075

	Florida—4.8%
2,310	Dev. Finance Corp. Rev., Learning Gate Community School,
	6.00%, 2/15/37	NR/BBB-	2,048,254
8,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System,
	6.00%, 11/15/31, Ser. A, (Pre-refunded @ $101, 11/15/11) (a)	A1/NR	8,810,080
2,335	Hillsborough Cnty. Industrial Dev. Auth. Pollution Control Rev.,
	Tampa Electric Co., 5.50%, 10/1/23	Baa2/BBB-	2,242,884
635	Hillsborough Cnty. Industrial Dev. Auth. Rev.,
	Health Facs. Project, 5.625%, 8/15/23, Ser. A	Baa2/BBB	590,671
7,135	Jacksonville Health Facs. Auth. Rev., 5.25%, 11/15/32, Ser. A	Aa1/AA	6,605,012
11,500	Lakeland Hospital System Rev., Regional Health System,
	5.50%, 11/15/32, (Pre-refunded @ $101, 11/15/12) (a)	A2/NR	12,553,515
3,000	Leesburg Hospital Rev., Leesburg Regional Medical Center Project,
	5.50%, 7/1/32	Baa1/BBB+	2,790,990
	Orange Cnty. Health Facs. Auth. Rev., Adventist Health System,
	(Pre-refunded @ $101, 11/15/12) (a),
2,550	5.625%, 11/15/32	A1/NR	2,791,460
5,000	6.25%, 11/15/24	A1/NR	5,565,000
500	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/37	NR/NR	428,010
6,205	State Governmental Utility Auth. Rev.,
	Barefoot Bay Utilities System, 5.00%, 10/1/29 (AMBAC)	Aaa/NR	5,967,162
5,000	Sumter Landing Community Dev. Dist. Rev.,
	4.75%, 10/1/35, Ser. A (MBIA) (f)	Aaa/AAA	4,330,700
10,000	Tallahassee Rev., 8.096%, 10/1/15, Ser. 2617 (f)	Aa2/AA	9,498,694
1,500	Winter Springs Water & Sewer Rev., zero coupon, 10/1/29 (FGIC)	A3/A+	426,990
			64,649,422

	Georgia—0.6%
1,487	Grantor Trust Gov't, CP, 4.75%, 6/1/28, Ser. A (MBIA)	Aaa/AAA	1,348,352
2,775	Medical Center Hospital Auth. Rev., 5.25%, 7/1/37	NR/NR	2,228,270
9,600	Richmond Cnty. Dev. Auth. Rev., zero coupon, 12/1/21	Aaa/NR	4,691,520
			8,268,142

	Hawaii—1.3%
19,170	Honolulu City & Cnty. Wastewater System Rev.,
	First Board Resolution, 4.75%, 7/1/28 (FGIC)	Aa3/NR	17,776,341

PIMCO Municipal Income Fund II Schedule of Investments
February 29, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Illinois—16.4%
	Central Lake Cnty. JT Action Water Agcy. Rev., Ser. A (AMBAC)
$2,935	5.125%, 5/1/28	Aaa/NR	$2,818,979
675	5.125%, 5/1/28, (Pre-refunded @ $100, 11/1/12) (a)	Aaa/NR	725,922
	Chicago, GO, Ser. A (FGIC),
1,635	5.125%, 1/1/29	Aaa/AAA	1,577,088
3,415	5.125%, 1/1/29, (Pre-refunded @ $101, 1/1/09) (a)	Aaa/AAA	3,522,265
	Chicago, Lake Shore East, Special Assessment,
3,162	6.625%, 12/1/22	NR/NR	3,164,119
6,700	6.75%, 12/1/32	NR/NR	6,667,170
	Chicago Board of Education School Reform, GO (FGIC),
15,535	zero coupon, 12/1/16, Ser. A	A1/AA-	10,342,582
5,000	zero coupon, 12/1/28, Ser. A	A1/AA-	1,446,750
4,500	zero coupon, 12/1/31	A1/AA-	1,080,765
	Chicago City Colleges, GO (FGIC),
32,670	zero coupon, 1/1/37	Aa3/AA-	5,684,907
29,145	zero coupon, 1/1/38	Aa3/AA-	4,772,785
32,670	zero coupon, 1/1/39	Aa3/AA-	5,020,072
5,000	Cicero, GO, 5.25%, 12/1/31 (MBIA)	Aaa/AAA	5,009,400
	Dev. Finance Auth. Retirement Housing Rev.,
2,500	Christian Homes, Inc., 5.75%, 5/15/31, Ser. A	NR/NR	2,149,025
	Regency Park,
10,000	zero coupon, 7/15/23	NR/AAA	4,345,500
134,650	zero coupon, 7/15/25	NR/AAA	51,095,636
1,500	Sedgebrook, Inc., 6.00%, 11/15/42, Ser. A	NR/NR	1,298,310
250	Finance Auth. Rev., Leafs Hockey Club, 6.00%, 3/1/37, Ser. A	NR/NR	216,117
	Health Facs. Auth. Rev.,
5,000	Condell Medical Center, 5.50%, 5/15/32	Baa3/NR	4,429,600
20,100	Elmhurst Memorial Healthcare, 5.625%, 1/1/28	A2/NR	20,110,854
	Metropolitan Pier & Exposition Auth. Rev. (MBIA),
60,000	zero coupon, 12/15/30	Aaa/AAA	15,032,400
50,000	zero coupon, 12/15/33	Aaa/AAA	10,361,000
2,460	zero coupon, 6/15/38	Aaa/AAA	382,776
68,470	State Sports Facs. Auth. Rev.,
	zero coupon, 6/15/30 (AMBAC)	Aaa/AAA	61,486,060
			222,740,082

	Indiana—0.3%
4,125	Fort Wayne Pollution Control Rev., 6.20%, 10/15/25	Caa1/B-	3,693,855
990	Vigo Cnty. Hospital Auth. Rev., 5.80%, 9/1/47 (b)	NR/NR	853,598
			4,547,453

	Iowa—4.3%
	Finance Auth. Rev.,
4,500	Edgewater LLC, 6.75%, 11/15/42	NR/NR	4,242,285
1,000	Wedum Walnut Ridge LLC, 5.625%, 12/1/45, Ser. A	NR/NR	818,090
2,300	Higher Education Loan Auth. Rev., Grandview College, 5.10%, 10/1/36	NR/NR	1,979,518
	Tobacco Settlement Auth. of Iowa Rev., Ser. B,
46,000	5.60%, 6/1/34	Baa3/BBB	41,239,000
8,850	5.60%, 6/1/35, (Pre-refunded @ $101, 6/1/11) (a)	NR/AAA	9,555,168
			57,834,061

	Kansas—0.2%
2,800	Univ. of Kansas Hospital Auth. Rev.,
	5.625%, 9/1/32, (Pre-refunded @ $100, 9/1/12) (a)	NR/AAA	3,056,116

PIMCO Municipal Income Fund II Schedule of Investments
February 29, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Kentucky—0.3%
$2,500	Economic Dev. Finance Auth. Rev.,
	Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA-	$2,304,300
1,840	St. Luke's Hospital, 6.00%, 10/1/19, Ser. B	A3/A	1,844,269
			4,148,569

	Louisiana—4.8%
	Public Facs. Auth. Rev., Ochsner Clinic Foundation, Ser. B,
20,400	5.50%, 5/15/32, (Pre-refunded @ $100, 5/15/26) (a)	Aaa/NR	21,015,468
3,300	5.50%, 5/15/47	A3/NR	2,939,145
44,395	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	40,922,867
			64,877,480

	Maryland—0.4%
	Health & Higher Educational Facs. Auth. Rev.,
1,000	Adventist Healthcare, 5.75%, 1/1/25, Ser. A	Baa2/NR	994,580
1,010	King Farm Presbyterian Community, 5.30%, 1/1/37, Ser. A	NR/NR	784,073
4,050	Washington Cnty. Hospital, 6.00%, 1/1/43	NR/BBB-	3,782,133
			5,560,786

	Massachusetts—4.5%
14,500	Bay Transportation Auth. Rev.,
	4.75%, 7/1/34, Ser. A (Pre-refunded @ $100, 7/1/15) (a) (f)	Aa1/AAA	15,372,610
4,610	State Dev. Finance Agcy. Rev., 6.75%, 10/15/37, Ser. A	NR/NR	4,111,198
	State Turnpike Auth. Rev., Ser. A (AMBAC),
4,295	4.75%, 1/1/34	Aaa/AAA	3,992,933
28,325	5.00%, 1/1/39	Aaa/AAA	26,550,155
12,050	State Water Res. Auth. Rev., 4.75%, 8/1/37, Ser. A (FSA) (f)	Aaa/AAA	11,000,686
			61,027,582

	Michigan—2.9%
8,500	Detroit City School Dist., GO,
	5.00%, 5/1/32, Ser. A, (Pre-refunded @ $100, 5/1/13)
	(FGIC)(Q-SBLF) (a)	Aa3/AA-	9,096,275
4,545	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	3,374,572
800	Public Educational Facs. Auth. Rev., 6.50%, 9/1/37 (b)	NR/NR	731,872
500	Star International Academy, CP, 6.125%, 3/1/37	NR/BB+	437,670
	State Hospital Finance Auth. Rev.,
5,000	Ascension Health, 5.25%, 11/15/26, Ser. B	Aa1/AA	4,798,350
	Oakwood Group, Ser. A,
13,500	5.75%, 4/1/32	A2/A	13,412,385
1,925	6.00%, 4/1/22	A2/A	1,988,467
6,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BBB	5,580,960
			39,420,551

	Minnesota—0.5%
280	City of Minneapolis, Tax Allocation, Grant Park, 5.35%, 2/1/30	NR/NR	232,965
1,300	Meeker Cnty. Rev., 5.75%, 11/1/37	NR/NR	1,169,246
1,500	Minneapolis Rev., Providence Project, 5.75%, 10/1/37, Ser. A	NR/NR	1,312,335

PIMCO Municipal Income Fund II Schedule of Investments
February 29, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Minnesota (continued)
	North Oaks, Presbyterian Homes Rev.,
$2,640	6.00%, 10/1/33	NR/NR	$2,406,175
1,530	6.125%, 10/1/39	NR/NR	1,398,252
500	Oronoco Multifamily Housing Rev., 5.40%, 6/1/41	NR/NR	429,020
			6,947,993

	Mississippi—0.3%
3,605	Business Finance Corp. Pollution Control Rev., 5.875%, 4/1/22	Ba1/BBB	3,617,762
740	Dev. Bank Special Obligation, Projects & Equipment
	Acquisitions Rev., 5.00%, 7/1/24 (AMBAC)	Aaa/AAA	668,612
			4,286,374

	Missouri—0.4%
2,600	Branson Regional Airport Transportation Dev. Dist. Rev.,
	6.00%, 7/1/37, Ser. A	NR/NR	2,243,280
820	Hanley Road & North of Folk Ave. Transportation Dist. Rev.,
	5.00%, 10/1/25	NR/NR	714,737
1,500	St. Louis Parking Rev., Downtown Parking Facs.,
	6.00%, 2/1/28, (Pre-refunded @ $100, 2/1/12) (a)	NR/NR	1,646,055
			4,604,072

	Nevada—0.5%
1,450	Clark Cnty., GO, 5.00%, 6/1/31 (FGIC)	Aaa/AA+	1,373,614
	Reno Transportation Project Rev.,
	(Pre-refunded @ $100, 6/1/12) (AMBAC) (a),
2,000	5.125%, 6/1/32	Aaa/AAA	2,141,540
3,500	5.125%, 6/1/37	Aaa/AAA	3,747,695
			7,262,849

	New Hampshire—0.3%
	Health & Education Facs. Auth. Rev., Catholic Medical Center,
360	6.125%, 7/1/32	Baa1/BBB+	362,491
2,640	6.125%, 7/1/32, (Pre-refunded @ $101, 7/1/12) (a)	Baa1/BBB+	2,942,808
			3,305,299

	New Jersey—3.6%
950	Burlington Cnty. Bridge Commission Rev., 5.625%, 1/1/38	NR/NR	821,009
	Economic Dev. Auth., Kapkowski Road Landfill, Special Assessment,
4,000	5.75%, 10/1/21	Baa3/NR	3,996,360
11,405	5.75%, 4/1/31	Baa3/NR	10,794,262
	Economic Dev. Auth. Rev.,
	Arbor Glen,
525	6.00%, 5/15/28	NR/NR	496,781
225	6.00%, 5/15/28, Ser. A, (Pre-refunded @ $102, 5/15/09) (a)	NR/NR	238,320
1,100	Seabrook Village, 5.25%, 11/15/36	NR/NR	903,749
250	Seashore Gardens, 5.375%, 11/1/36	NR/NR	203,160
	Health Care Facs. Financing Auth. Rev.,
1,500	St. Peters Univ. Hospital, 5.75%, 7/1/37	Baa2/BBB-	1,395,615
1,830	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	1,627,254
3,500	State Educational Facs. Auth. Rev.,
	Fairleigh Dickinson Univ., 6.00%, 7/1/25, Ser. D	NR/NR	3,519,565

PIMCO Municipal Income Fund II Schedule of Investments
February 29, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	New Jersey (continued)
	Tobacco Settlement Financing Corp. Rev.,
$13,150	5.00%, 6/1/41, Ser. 1A	Baa3/BBB	$10,611,393
1,285	6.00%, 6/1/37, (Pre-refunded @ $100, 6/1/12) (a)	Aaa/AAA	1,417,381
3,095	6.125%, 6/1/42, (Pre-refunded @ $100, 6/1/12) (a)	Aaa/AAA	3,429,012
6,150	6.25%, 6/1/43, (Pre-refunded @ $100, 6/1/13) (a)	Aaa/AAA	6,937,077
2,500	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (a)	Aaa/AAA	2,879,200
			49,270,138

	New Mexico—0.4%
5,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB-	5,001,000

	New York—1.2%
1,200	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev., 6.00%, 11/15/36	NR/NR	1,056,240
10,000	Liberty Dev. Corp. Rev., 5.25%, 10/1/35 (f)	Aa3/AA-	9,605,700
1,100	Nassau Cnty. Industrial Dev. Agcy. Rev.,
	Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	1,055,626
4,750	New York City Municipal Water Finance Auth. Rev.,
	5.00%, 6/15/37, Ser. D (f)	Aa2/AA+	4,532,118
			16,249,684

	North Carolina—0.1%
	Medical Care Commission Rev.,
1,000	5.25%, 1/1/32	NR/NR	793,200
550	Salemtowne, 5.10%, 10/1/30	NR/NR	469,282
			1,262,482

	North Dakota—0.3%
3,710	Stark Cnty. Healthcare Rev., Benedictine Living Communities, 6.75%, 1/1/33	NR/NR	3,505,431

	Ohio—0.5%
7,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	A1/AA-	7,074,300

	Pennsylvania—3.3%
	Allegheny Cnty. Hospital Dev. Auth. Rev.,
22,600	5.375%, 11/15/40, Ser. A	Ba2/BB	18,646,356
505	9.25%, 11/15/15, Ser. B, (Pre-refunded @ $102, 11/15/10) (a)	Ba3/AAA	583,452
1,000	9.25%, 11/15/22, Ser. B, (Pre-refunded @ $102, 11/15/10) (a)	Ba3/AAA	1,170,990
5,700	9.25%, 11/15/30, Ser. B, (Pre-refunded @ $102, 11/15/10) (a)	Ba3/AAA	6,674,643
	Cumberland Cnty. Auth., Retirement Community Rev.,
	Messiah Village, Ser. A,
750	5.625%, 7/1/28	NR/BBB-	692,348
670	6.00%, 7/1/35	NR/BBB-	638,028
4,500	Wesley Affiliated Services,
	7.25%, 1/1/35, Ser. A, (Pre-refunded @ $101, 1/1/13) (a)	NR/NR	5,258,745
3,250	Harrisburg Auth. Rev., 6.00%, 9/1/36	NR/NR	2,970,012
	Montgomery Cnty. Higher Education & Health Auth. Hospital Rev.,
	Abington Memorial Hospital, Ser. A,
5,000	5.125%, 6/1/27	NR/A	4,688,450
3,750	5.125%, 6/1/32	NR/A	3,346,087
500	Pittsburgh & Allegheny Cntys. Public Auditorium Auth. Rev.,
	5.00%, 2/1/29 (AMBAC)	Aaa/AAA	477,505
			45,146,616

PIMCO Municipal Income Fund II Schedule of Investments
February 29, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Puerto Rico—0.3%
$3,320	Electric Power Auth. Power Rev.,
	5.125%, 7/1/29, Ser. NN, (Pre-refunded @ $100, 7/1/13) (a)	A3/AAA	$3,584,770

	Rhode Island—5.4%
76,200	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	72,984,360

	South Carolina—5.7%
27,745	Greenville Cnty. School Dist. Rev., Building Equity Sooner Tomorrow,
	5.50%, 12/1/28, (Pre-refunded @ $101, 12/1/12) (a)	Aaa/AA-	30,625,763
	Jobs Economic Dev. Auth. Rev., Bon Secours Health System,
14,350	5.625%, 11/15/30	A3/A-	13,771,982
3,770	5.625%, 11/15/30, (Pre-refunded @ $100, 11/15/12) (a)	A3/A-	4,129,206
	Lexington Cnty. Health Services Dist. Hospital Rev. (a),
15,000	5.50%, 11/1/32, (Pre-refunded @ $100, 11/1/13)	A2/A+	16,429,800
3,500	5.50%, 5/1/37, (Pre-refunded @ $100, 5/1/14)	A2/A+	3,837,750
5,000	5.75%, 11/1/28, (Pre-refunded @ $100, 11/1/13)	A2/A+	5,540,000
3,250	Tobacco Settlement Rev. Management Auth. Rev.,
	6.375%, 5/15/28, Ser. B	Baa3/BBB	3,250,195
			77,584,696

	Tennessee—0.5%
3,000	Energy Acquisition Corp. Rev., 5.00%, 2/1/23, Ser. C	Aa3/AA-	2,780,070
3,750	Knox Cnty. Health Educational & Housing Facs.,
	Board Hospital Facs. Rev., Catholic Healthcare Partners,
	5.25%, 10/1/30	A1/AA-	3,456,450
500	Sullivan Cnty. Health Educational & Housing Facs. Rev.,
	5.25%, 9/1/36, Ser. C	NR/BBB+	447,970
			6,684,490

	Texas—6.5%
10	Arlington Independent School Dist., GO, 5.00%, 2/15/24 (PSF-GTD)	Aaa/NR	10,004
	Aubrey Independent School Dist., GO (PSF-GTD),
130	5.50%, 2/15/33	Aaa/NR	134,553
4,350	5.50%, 2/15/33, (Pre-refunded @ $100, 8/15/14) (a)	Aaa/NR	4,813,580
6,500	Brazos Cnty. Health Facs. Dev. Corp. Rev.,
	Franciscan Services Corp., 5.375%, 1/1/32	NR/A-	6,027,840
2,700	Comal Cnty. Health Facs. Dev. Rev., McKenna Memorial Hospital,
	6.25%, 2/1/32, (Pre-refunded @ $100, 2/1/13) (a)	Baa2/AAA	2,993,409
20,000	Frisco Independent School Dist., GO, zero coupon, 8/15/34 (PSF-GTD)	Aaa/NR	4,353,200
5,250	Harris Cnty. Health Facs. Dev. Corp. Rev., St. Luke's Episcopal Hospital,
	5.375%, 2/15/26, Ser. A, (Pre-refunded @ $100, 8/15/11) (a)	NR/AAA	5,598,338
700	HFDC of Central Texas, Inc.,
	Village at Gleannloch Farms Rev., 5.50%, 2/15/37, Ser. A	NR/NR	558,145
	Keller Independent School Dist., GO (PSF-GTD),
770	4.875%, 8/15/31	Aaa/AAA	737,298
6,730	4.875%, 8/15/31, (Pre-refunded @ $100, 8/15/09) (a)	Aaa/AAA	6,956,263
3,170	Little Elm Independent School Dist., GO,
	5.30%, 8/15/29, Ser. A (PSF-GTD)	NR/AAA	3,211,717
6,250	North Dallas Thruway Auth. Rev., 4.75%, 1/1/29 (FGIC)	A2/A	5,826,687
2,000	Sabine River Auth. Rev., 5.20%, 5/1/28	NR/CCC	1,518,740
	State, GO (f),	Aa1/AA	8,852,376
10,025	4.75%, 4/1/35, Ser. A
17,500	4.75%, 4/1/36	Aa1/AA	15,425,900
1,000	State Public Finance Auth. Rev., 5.875%, 12/1/36, Ser. A	Baa3/BBB-	917,810

PIMCO Municipal Income Fund II Schedule of Investments
February 29, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Texas (continued)
	State Turnpike Auth. Central Turnpike System Rev., Ser. A (AMBAC),
$10,000	zero coupon, 8/15/19	Aaa/AAA	$5,550,900
8,880	5.00%, 8/15/42	Aaa/AAA	8,120,582
3,250	State Water Financial Assistance, GO, 5.00%, 8/1/36	Aa1/AA	3,121,332
4,150	Willacy Cnty. Rev., 6.875%, 9/1/28, Ser. A-1	NR/NR	4,181,706
			88,910,380

	Utah—3.5%
44,150	Utah Transit Auth. Rev., 4.75%, 6/15/35, Ser. B,
	(Pre-refunded @ $100, 12/15/15) (FSA) (a) (f)	Aaa/AAA	47,102,310

	Virginia—0.6%
	Fredericksburg Industrial Dev. Auth.,
	Medicorp Health System Rev., Ser. B,
2,500	5.125%, 6/15/33	A3/NR	2,268,550
4,000	5.25%, 6/15/27	A3/NR	3,826,760
2,050	James City Cnty. Economic Dev. Auth. Rev., 5.50%, 7/1/37, Ser. A	NR/NR	1,713,042
			7,808,352

	Washington—1.3%
13,000	State Health Care Facs. Auth. Rev.,
	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	Baa2/BBB	12,250,160
6,800	State Housing Finance Commission Rev.,
	Skyline at First Hill, 5.625%, 1/1/38, Ser. A	NR/NR	5,738,860
			17,989,020

	Wisconsin—0.7%
	Badger Tobacco Asset Securitization Corp. Rev.,
1,125	6.00%, 6/1/17	Baa3/BBB	1,136,171
7,660	6.125%, 6/1/27	Baa3/BBB	7,660,536
	State Health & Educational Facs. Auth. Rev.,
	Froedert & Community Health Oblig.,
90	5.375%, 10/1/30	NR/AA-	88,097
910	5.375%, 10/1/30, (Pre-refunded @ $101, 10/1/11) (a)	NR/AA-	982,172
			9,866,976
	Total Municipal Bonds & Notes (cost—$1,316,568,786)		1,301,922,085

VARIABLE RATE NOTES (d)—4.1%
	Alabama—0.5%
4,450	Jefferson Cnty. Sewer Rev., 13.27%, 2/1/36, Ser. 352 (b)(c)	Aaa/NR	5,219,049
1,400	Montgomery Special Care Facs. Financing Auth. Rev.,
	12.09%, 11/15/29, Ser. 435 (b)(c)	Aaa/NR	1,183,210
			6,402,259

	Colorado—0.1%
2,250	Denver City & Cnty. Airport Rev., 12.09%, 11/15/25, Ser. 425 (b)(c)	Aaa/NR	2,029,162

	Florida—0.3%
2,830	Highlands Cnty. Health Facs. Auth. Rev.,
	Adventist Health System, 5.00%, 11/15/31, Ser. C	A1/A+	2,489,834
1,782	Orange Cnty. School Board, CP, 12.08%, 8/1/24, Ser. 328 (b)(c)	Aaa/NR	2,174,842
			4,664,676

PIMCO Municipal Income Fund II Schedule of Investments
February 29, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Illinois—0.6%
	Chicago, GO (b)(c),
$1,780	12.71%, 1/1/28, Ser. 332 (MBIA)	Aaa/NR	$2,150,507
2,200	14.59%, 1/1/40, Ser. 426 (FGIC)	Aa3/NR	2,101,110
1,288	Cook Cnty., GO, 8.28%, 11/15/28, Ser. 403 (FGIC) (b) (c)	Aa2/NR	1,181,547
2,000	State, GO, 13.34%, 4/1/27, Ser. 783 (FSA) (b) (c)	Aaa/NR	2,087,000
			7,520,164

	Massachusetts—1.1%
1,400	Boston Water & Sewer Community Rev.,
	8.33%, 11/1/28, Ser. 434 (FGIC) (b) (c)	Aa2/NR	1,275,680
2,200	State, GO, 13.38%, 11/1/30, Ser. 785 (FGIC) (b) (c)	Aa2/NR	3,063,940
	State Turnpike Auth. Rev. (b) (c),
7,366	0.12%, 1/1/37, Ser. 334 (MBIA)	Aaa/NR	7,367,105
3,000	0.12%, 1/1/37, Ser. 489 (MBIA)	NR/AAA	3,000,450
			14,707,175

	Nevada—0.2%
2,200	State, GO, 12.09%, 5/15/28, Ser. 344 (FGIC) (b) (c)	Aa1/NR	2,209,218

	Ohio—0.1%
1,580	Hamilton Cnty. Sales Tax Rev.,
	12.08%, 12/1/27, Ser. 356 (MBIA) (b) (c)	Aaa/NR	1,707,743

	Pennsylvania—0.4%
	Philadelphia School Dist., GO (b) (c),
1,670	10.84%, 4/1/27, Ser. 345 (MBIA)	Aaa/NR	1,876,329
2,677	10.84%, 4/1/27, Ser. 496 (MBIA)	NR/AAA	3,007,743
			4,884,072

	Texas—0.7%
2,460	Denton Utility System Rev., 12.71%, 12/1/29, Ser. 428 (MBIA) (b) (c)	Aaa/NR	2,708,091
1,100	Houston Airport System Rev., 0.12%, 7/1/25, Ser. 404 (FGIC) (b) (c)	A1/NR	842,160
	Houston Water & Sewer System Rev. (b) (c),
2,200	12.09%, 12/1/28, Ser. 427 (FSA)	Aaa/NR	2,641,760
3,070	13.34%, 12/1/30, Ser. 495 (FGIC)	NR/A	3,958,458
			10,150,469

	Washington—0.1%
1,820	Central Puget Sound Regional Transit Auth. Sales Tax & Motor Rev.,
	7.03%, 2/1/28, Ser. 360 (FGIC) (b) (c)	Aa2/NR	1,134,770
	Total Variable Rate Notes (cost—$50,809,710)		55,409,708

U.S. TREASURY BILLS (e)—0.0%
175	2.98%, 3/13/08 (cost—$174,827)		174,827

	Total Investments (cost—$1,367,553,323)—100.0%		$1,357,506,620

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b)

144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Inverse Floater— Interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(d)

Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 29, 2008.

(e)	All or partial amount segregated as collateral for futures contracts.

(f)

Residual Interest Bonds Held in Trust—Represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
GTD—Guaranteed
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
PSF—Public School Fund
Q-SBLF—Qualified School Bond Loan Fund

Other Investments:

(1) Futures contracts outstanding at February 29, 2008:

			Market
			Value	Expiration	Unrealized
Type		Contracts	(000)	Date	Depreciation
Short:	U.S. Treasury Bond Futures	(1,684)	$(201,554)	3/19/08	$(3,572,875)
	U.S. Treasury Bond Futures	(1,297)	(153,857)	6/19/08	(2,529,391)
	U.S. Treasury Notes 10 yr. Futures	(834)	(98,985)	3/19/08	(3,909,375)
	U.S. Treasury Notes 10 yr. Futures	(58)	(6,802)	6/19/08	(87,906)
					$(10,099,547)

(2) Transactions in options written for the nine months ended February 29, 2008:

	Contracts	Premiums
Options outstanding, May 31, 2007	—	$—
Options written	2,866	1,977,554
Options terminated in closing transactions	(2,866)	(1,977,554)
Options outstanding, February 29, 2008	—	$—

Item 2. Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c)), as are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.30a-3(d)) that occured during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 22, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 22, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 22, 2008